Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents Balance	Cash and cash equivalents balance as of December 31, 2019 and June 30, 2020 primarily consist of the following currencies:

	December 31, 2019		June 30, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	475,991	475,991	945,832	945,832
US$	88,716	618,902	152,759	1,081,460
SGD	3,537	18,300	6,685	33,967
Others (i)	—	—	1,275	1,265

Total		1,113,193		2,062,524

(i)	As of June 30, 2020, the other currencies consist of Hong Kong dollar, Brazilian real and Thai Baht.